Expense Example, No Redemption - Columbia Real Estate Equity Fund	Dec. 31, 2025 USD ($)
Columbia Real Estate Equity Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	516
Expense Example, No Redemption, 10 Years	1,157
Columbia Real Estate Equity Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	276
Expense Example, No Redemption, 5 Years	488
Expense Example, No Redemption, 10 Years	1,098
Columbia Real Estate Equity Fund Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	323
Expense Example, No Redemption, 5 Years	569
Expense Example, No Redemption, 10 Years	1,273
Columbia Real Estate Equity Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	689
Expense Example, No Redemption, 3 Years	953
Expense Example, No Redemption, 5 Years	1,237
Expense Example, No Redemption, 10 Years	2,044
Columbia Real Estate Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	323
Expense Example, No Redemption, 5 Years	569
Expense Example, No Redemption, 10 Years	$ 1,273